Debt and Credit Facilities - Credit Facilities (Details) $ in Billions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 16, 2019	Mar. 15, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jan. 30, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 4,900,000,000
Four Point Four Zero Percent Notes Due 2029 [Member] [Domain]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.40%	4.40%
Borrowings				$ 750,000,000
3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.40%
7.25% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%	7.25%	7.25%
Revolving syndicated credit facility, March 9, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 2,000,000,000
Borrowings	0				$ 0
Revolving syndicated credit facility, June 19, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	2,000,000,000
Borrowings	0				$ 0
2018 U.S Shelf Prospectus
Disclosure of detailed information about borrowings [line items]
Authorised capital commitments, pre-registration	$ 3,000,000,000	$ 2.3				$ 3,000,000,000